Private Placement Warrants (Details) - Schedule of Change in Fair Value of Warrant Liability - Warrant Liability [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning		$ 86
Change in estimated fair value		(79)
Ending		$ 7